Income Per Share	12 Months Ended
Dec. 31, 2020
Income Per Share [Abstract]
Income Per Share
Note 20. Income Per Share

The following is a reconciliation of the numerators and denominators of the basic and diluted EPS computations of net income:

	December 31, 2020			December 31, 2019			December 31, 2018
	Income	Shares	Per Share	Income	Shares	Per Share	Income	Shares	Per Share
Basic EPS:
Numerator
Consolidated net income	$38,192			$16,233			$25,327

Denominator
Weighted average		19,398,474	$1.97		19,627,093	$0.83		19,355,607	$1.31

Diluted EPS:
Numerator
Consolidated net income	$38,192			$16,233			$25,327
Interest expense related to Convertible Senior Notes	4,188			1,958			-
Diluted consolidated net income	$42,380			$18,191			$25,327

Denominator
Basic weighted average		19,398,474			19,627,093			19,355,607
Convertible Senior Notes		3,202,808			3,202,808			-
Stock options		336,159			410,447			471,955
		22,937,441	$1.85		23,240,348	$0.78		19,827,562	$1.28